IMPAIRMENT OF LONG TERM ASSETS	9 Months Ended
Sep. 30, 2012
Property, Plant and Equipment Impairment or Disposal [Abstract]
IMPAIRMENT OF LONG TERM ASSETS
IMPAIRMENT OF LONG-TERM ASSETS

The Company recorded an impairment loss of $13.1 million in the three months ended June 30, 2012. This loss relates to three OBO carriers, which are held under capital lease – Front Rider ($4.9 million), Front Climber ($4.2 million) and Front Driver ($4.0 million). The impairment loss recorded on each vessel was equal to the difference between the sum of the obligation under the capital lease and the expected termination payment to Ship Finance less the carrying value of the leased vessel. The losses relating to Front Rider and Front Climber were the expected losses on the lease terminations in July and October, respectively. The loss relating to Front Driver is the expected loss on the expected lease termination in November 2012.

The Company recorded an impairment loss of $121.4 million in the three months ended September 30, 2011 in respect of five double hull Suezmax tankers built between 1992 and 1996. The impairment loss recorded on each vessel was equal to the difference between the vessel's carrying value and its estimated fair value. Four of these vessels were disposed of during the fourth quarter of 2011 and one during 2012.